Compass EMP U.S. 500 Volatility Weighted Fund
FUND SUMMARY—COMPASS EMP U.S. 500 VOLATILITY WEIGHTED FUND

Effective May 1, 2015, Victory Capital Management Inc. replaces Compass Efficient Model Portfolios, LLC as investment adviser to the Funds. The following supersedes any contrary information contained in the current Prospectus for each series and class of shares.

FUND SUMMARY—COMPASS EMP U.S. 500 VOLATILITY WEIGHTED FUND

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A or Class T shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Compass EMP Funds. More information about these and other discounts are available from your financial professional, in How to Purchase Shares on page 60 of the Fund's Prospectus and in Purchase and Redemption of Shares on page 55 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Class A	Class T	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	3.50%	None	None
Wire Redemption Fee (per wire redemption; deducted directly from account)	$15.00	$15.00	$15.00	$15.00
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.70%	0.70%	0.70%	0.70%
Distribution and Service (12b-1) Fees	0.25%	0.50%	1.00%	0.00%
Other Expenses	0.24%	0.24%	0.24%	0.24%
Total Annual Fund Operating Expenses(1)	1.19%	1.44%	1.94%	0.94%
Fee Waivers and Expense Reimbursement (1)(2)	(0.20)%	(0.20)%	(0.20)%	(0.20)%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement(1)	0.99%	1.24%	1.74%	0.74%
(1)	Restated to reflect current contractual fees.
(2)	The Advisor has contractually agreed to waive its management fee and/or reimburse expenses through at least April 30, 2017 so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding Acquired Fund Fees and Expenses, and certain other items such as interest, taxes and brokerage commissions) do not exceed 1.20%, 1.45%, 1.95%, and 0.95% of the Fund’s Class A, Class T, Class C and Class I shares, respectively. In addition, the Adviser has contractually agreed to waive its management fee and/or reimburse expenses an additional amount through at least April 30, 2016 so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding Acquired Fund Fees and Expenses, and certain other items such as interest, taxes and brokerage commissions) do not exceed 0.99%, 1.24%, 1.74%, and 0.74% of the Fund’s Class A, Class T, Class C and Class I shares, respectively. The Advisor is permitted to recoup advisory fees waived and expenses reimbursed by it or by the Fund’s predecessor advisor for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to any operating expense limits in effect at the time of the original waiver or expense reimbursement and at the time of recoupment or reimbursement.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years
Class A	$670	$912	$1174	$1918
Class T	$472	$771	$1091	$1997
Class C	$177	$590	$1029	$2248
Class I	$76	$280	$501	$1136

Advisor: Victory Capital Management Inc. is the Fund’s investment adviser (the “Advisor”).

Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A or Class T shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Compass EMP Funds. More information about these and other discounts are available from your financial professional, in How to Purchase Shares on page 60 of the Fund's Prospectus and in Purchase and Redemption of Shares on page 55 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Compass EMP U.S. 500 Volatility Weighted Fund (USD $)	Class A	Class T	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	3.50%	none	none
Wire Redemption Fee (per wire redemption; deducted directly from account)	15.00	15.00	15.00	15.00

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Compass EMP U.S. 500 Volatility Weighted Fund		Class A	Class T	Class C	Class I
Management Fees		0.70%	0.70%	0.70%	0.70%
Distribution and Service (12b-1) Fees		0.25%	0.50%	1.00%	none
Other Expenses		0.24%	0.24%	0.24%	0.24%
Total Annual Fund Operating Expenses	[1]	1.19%	1.44%	1.94%	0.94%
Fee Waivers and Expense Reimbursement	[1][2]	(0.20%)	(0.20%)	(0.20%)	(0.20%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement	[1]	0.99%	1.24%	1.74%	0.74%
[1]	Restated to reflect current contractual fees.
[2]	The Advisor has contractually agreed to waive its management fee and/or reimburse expenses through at least April 30, 2017 so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding Acquired Fund Fees and Expenses, and certain other items such as interest, taxes and brokerage commissions) do not exceed 1.20%, 1.45%, 1.95%, and 0.95% of the Fund's Class A, Class T, Class C and Class I shares, respectively. In addition, the Adviser has contractually agreed to waive its management fee and/or reimburse expenses an additional amount through at least April 30, 2016 so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding Acquired Fund Fees and Expenses, and certain other items such as interest, taxes and brokerage commissions) do not exceed 0.99%, 1.24%, 1.74%, and 0.74% of the Fund's Class A, Class T, Class C and Class I shares, respectively. The Advisor is permitted to recoup advisory fees waived and expenses reimbursed by it or by the Fund's predecessor advisor for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to any operating expense limits in effect at the time of the original waiver or expense reimbursement and at the time of recoupment or reimbursement.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example Compass EMP U.S. 500 Volatility Weighted Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	670	912	1,174	1,918
Class T	472	771	1,091	1,997
Class C	177	590	1,029	2,248
Class I	76	280	501	1,136

Compass EMP U.S. Small Cap 500 Volatility Weighted Fund
FUND SUMMARY—COMPASS EMP U.S. SMALL CAP 500 VOLATILITY WEIGHTED FUND

Effective May 1, 2015, Victory Capital Management Inc. replaces Compass Efficient Model Portfolios, LLC as investment adviser to the Funds. The following supersedes any contrary information contained in the current Prospectus for each series and class of shares.

FUND SUMMARY—COMPASS EMP U.S. SMALL CAP 500 VOLATILITY WEIGHTED FUND

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A or Class T shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Compass EMP Funds. More information about these and other discounts are available from your financial professional, in How to Purchase Shares on page 60 of the Fund's Prospectus and in Purchase and Redemption of Shares on page 55 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Class A	Class T	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	3.50%	None	None
Wire Redemption Fee (per wire redemption; deducted directly from account)	$15.00	$15.00	$15.00	$15.00
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.70%	0.70%	0.70%	0.70%
Distribution and Service (12b-1) Fees	0.25%	0.50%	1.00%	0.00%
Other Expenses	0.50%	0.50%	0.50%	0.50%
Total Annual Fund Operating Expenses(1)	1.45%	1.70%	2.20%	1.20%
Fee Waivers and Expense Reimbursement (1)(2)	(0.46)%	(0.46)%	(0.46)%	(0.46)%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement(1)	0.99%	1.24%	1.74%	0.74%
(1)	Restated to reflect current contractual fees.
(2)	The Advisor has contractually agreed to waive its management fee and/or reimburse expenses through at least April 30, 2017 so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding Acquired Fund Fees and Expenses, and certain other items such as interest, taxes and brokerage commissions) do not exceed 1.25%, 1.50%, 2.00%, and 1.00% of the Fund’s Class A, Class T, Class C and Class I shares, respectively. In addition, the Adviser has contractually agreed to waive its management fee and/or reimburse expenses an additional amount through at least April 30, 2016 so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding Acquired Fund Fees and Expenses, and certain other items such as interest, taxes and brokerage commissions) do not exceed 0.99%, 1.24%, 1.74%, and 0.74% of the Fund’s Class A, Class T, Class C and Class I shares, respectively. The Advisor is permitted to recoup advisory fees waived and expenses reimbursed by it or by the Fund’s predecessor advisor for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to any operating expense limits in effect at the time of the original waiver or expense reimbursement and at the time of recoupment or reimbursement.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years
Class A	$670	$945	$1260	$2153
Class T	$472	$803	$1179	$2231
Class C	$177	$623	$1117	$2477
Class I	$76	$314	$594	$1393

Advisor: Victory Capital Management Inc. is the Fund’s investment adviser (the “Advisor”)

Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A or Class T shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Compass EMP Funds. More information about these and other discounts are available from your financial professional, in How to Purchase Shares on page 60 of the Fund's Prospectus and in Purchase and Redemption of Shares on page 55 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Compass EMP U.S. Small Cap 500 Volatility Weighted Fund (USD $)	Class A	Class T	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	3.50%	none	none
Wire Redemption Fee (per wire redemption; deducted directly from account)	15.00	15.00	15.00	15.00

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Compass EMP U.S. Small Cap 500 Volatility Weighted Fund		Class A	Class T	Class C	Class I
Management Fees		0.70%	0.70%	0.70%	0.70%
Distribution and Service (12b-1) Fees		0.25%	0.50%	1.00%	none
Other Expenses		0.50%	0.50%	0.50%	0.50%
Total Annual Fund Operating Expenses	[1]	1.45%	1.70%	2.20%	1.20%
Fee Waivers and Expense Reimbursement	[1][2]	(0.46%)	(0.46%)	(0.46%)	(0.46%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement	[1]	0.99%	1.24%	1.74%	0.74%
[1]	Restated to reflect current contractual fees.
[2]	The Advisor has contractually agreed to waive its management fee and/or reimburse expenses through at least April 30, 2017 so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding Acquired Fund Fees and Expenses, and certain other items such as interest, taxes and brokerage commissions) do not exceed 1.25%, 1.50%, 2.00%, and 1.00% of the Fund's Class A, Class T, Class C and Class I shares, respectively. In addition, the Adviser has contractually agreed to waive its management fee and/or reimburse expenses an additional amount through at least April 30, 2016 so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding Acquired Fund Fees and Expenses, and certain other items such as interest, taxes and brokerage commissions) do not exceed 0.99%, 1.24%, 1.74%, and 0.74% of the Fund's Class A, Class T, Class C and Class I shares, respectively. The Advisor is permitted to recoup advisory fees waived and expenses reimbursed by it or by the Fund's predecessor advisor for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to any operating expense limits in effect at the time of the original waiver or expense reimbursement and at the time of recoupment or reimbursement.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example Compass EMP U.S. Small Cap 500 Volatility Weighted Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	670	945	1,260	2,153
Class T	472	803	1,179	2,231
Class C	177	623	1,117	2,477
Class I	76	314	594	1,393

Compass EMP International 500 Volatility Weighted Fund
FUND SUMMARY—COMPASS EMP INTERNATIONAL 500 VOLATILITY WEIGHTED FUND

Effective May 1, 2015, Victory Capital Management Inc. replaces Compass Efficient Model Portfolios, LLC as investment adviser to the Funds. The following supersedes any contrary information contained in the current Prospectus for each series and class of shares.

FUND SUMMARY—COMPASS EMP INTERNATIONAL 500 VOLATILITY WEIGHTED FUND

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A or Class T shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Compass EMP Funds. More information about these and other discounts are available from your financial professional, in How to Purchase Shares on page 60 of the Fund's Prospectus and in Purchase and Redemption of Shares on page 55 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Class A	Class T	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	3.50%	None	None
Wire Redemption Fee (per wire redemption; deducted directly from account)	$15.00	$15.00	$15.00	$15.00
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.80%	0.80%	0.80%	0.80%
Distribution and Service (12b-1) Fees	0.25%	0.50%	1.00%	0.00%
Other Expenses	0.61%	0.61%	0.61%	0.61%
Acquired Fund Fees and Expenses (1)	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses(2)	1.67%	1.92%	2.42%	1.42%
Fee Waivers and Expense Reimbursement (2)(3)	(0.56)%	(0.56)%	(0.56)%	(0.56)%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement(2)	1.11%	1.36%	1.86%	0.86%
(1)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies and are estimated for the current fiscal year. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
(2)	Restated to reflect current contractual fees.
(3)	The Advisor has contractually agreed to waive its management fee and/or reimburse expenses through at least April 30, 2017 so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding Acquired Fund Fees and Expenses, and certain other items such as interest, taxes and brokerage commissions) do not exceed 1.41%, 1.66%, 2.16%, and 1.16% of the Fund’s Class A, Class T, Class C and Class I shares, respectively. In addition, the Adviser has contractually agreed to waive its management fee and/or reimburse expenses an additional amount through at least April 30, 2016 so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding Acquired Fund Fees and Expenses, and certain other items such as interest, taxes and brokerage commissions) do not exceed 1.10%, 1.35%, 1.85%, and 0.85% of the Fund’s Class A, Class T, Class C and Class I shares, respectively. The Advisor is permitted to recoup advisory fees waived and expenses reimbursed by it or by the Fund’s predecessor advisor for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to any operating expense limits in effect at the time of the original waiver or expense reimbursement and at the time of recoupment or reimbursement.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years
Class A	$681	$995	$1358	$2374
Class T	$483	$855	$1277	$2451
Class C	$189	$675	$1216	$2693
Class I	$87	$368	$699	$1633

Advisor: Victory Capital Management Inc. is the Fund’s investment adviser (the “Advisor”).

Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A or Class T shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Compass EMP Funds. More information about these and other discounts are available from your financial professional, in How to Purchase Shares on page 60 of the Fund's Prospectus and in Purchase and Redemption of Shares on page 55 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Compass EMP International 500 Volatility Weighted Fund (USD $)	Class A	Class T	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	3.50%	none	none
Wire Redemption Fee (per wire redemption; deducted directly from account)	15.00	15.00	15.00	15.00

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Compass EMP International 500 Volatility Weighted Fund		Class A	Class T	Class C	Class I
Management Fees		0.80%	0.80%	0.80%	0.80%
Distribution and Service (12b-1) Fees		0.25%	0.50%	1.00%	none
Other Expenses		0.61%	0.61%	0.61%	0.61%
Acquired Fund Fees and Expenses	[1]	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	[2]	1.67%	1.92%	2.42%	1.42%
Fee Waivers and Expense Reimbursement	[2][3]	(0.56%)	(0.56%)	(0.56%)	(0.56%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement	[2]	1.11%	1.36%	1.86%	0.86%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies and are estimated for the current fiscal year. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
[2]	Restated to reflect current contractual fees.
[3]	The Advisor has contractually agreed to waive its management fee and/or reimburse expenses through at least April 30, 2017 so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding Acquired Fund Fees and Expenses, and certain other items such as interest, taxes and brokerage commissions) do not exceed 1.41%, 1.66%, 2.16%, and 1.16% of the Fund's Class A, Class T, Class C and Class I shares, respectively. In addition, the Adviser has contractually agreed to waive its management fee and/or reimburse expenses an additional amount through at least April 30, 2016 so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding Acquired Fund Fees and Expenses, and certain other items such as interest, taxes and brokerage commissions) do not exceed 1.10%, 1.35%, 1.85%, and 0.85% of the Fund's Class A, Class T, Class C and Class I shares, respectively. The Advisor is permitted to recoup advisory fees waived and expenses reimbursed by it or by the Fund's predecessor advisor for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to any operating expense limits in effect at the time of the original waiver or expense reimbursement and at the time of recoupment or reimbursement.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example Compass EMP International 500 Volatility Weighted Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	681	995	1,358	2,374
Class T	483	855	1,277	2,451
Class C	189	675	1,216	2,693
Class I	87	368	699	1,633

Compass EMP Emerging Market 500 Volatility Weighted Fund
FUND SUMMARY—COMPASS EMP EMERGING MARKET 500 VOLATILITY WEIGHTED FUND

Effective May 1, 2015, Victory Capital Management Inc. replaces Compass Efficient Model Portfolios, LLC as investment adviser to the Funds. The following supersedes any contrary information contained in the current Prospectus for each series and class of shares.

FUND SUMMARY—COMPASS EMP EMERGING MARKET 500 VOLATILITY WEIGHTED FUND

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A or Class T shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Compass EMP Funds. More information about these and other discounts are available from your financial professional, in How to Purchase Shares on page 60 of the Fund's Prospectus and in Purchase and Redemption of Shares on page 55 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Class A	Class T	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	3.50%	None	None
Wire Redemption Fee (per wire redemption; deducted directly from account)	$15.00	$15.00	$15.00	$15.00
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.85%	0.85%	0.85%	0.85%
Distribution and Service (12b-1) Fees	0.25%	0.50%	1.00%	0.00%
Other Expenses	2.07%	2.07%	2.07%	2.07%
Acquired Fund Fees and Expenses (1)	0.06%	0.06%	0.06%	0.06%
Total Annual Fund Operating Expenses(2)	3.23%	3.48%	3.98%	2.98%
Fee Waivers and Expense Reimbursement (2)(3)	(2.02)%	(2.02)%	(2.02)%	(2.02)%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement(2)	1. 21%	1.46%	1.96%	0.96%
(1)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies and are estimated for the current fiscal year. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
(2)	Restated to reflect current contractual fees.
(3)	The Advisor has contractually agreed to waive its management fee and/or reimburse expenses through at least April 30, 2017 so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding Acquired Fund Fees and Expenses, and certain other items such as interest, taxes and brokerage commissions) do not exceed 1.51%, 1.76%, 2.26%, and 1.26% of the Fund’s Class A, Class T, Class C and Class I shares, respectively. In addition, the Adviser has contractually agreed to waive its management fee and/or reimburse expenses an additional amount through at least April 30, 2016 so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding Acquired Fund Fees and Expenses, and certain other items such as interest, taxes and brokerage commissions) do not exceed 1.15%, 1.40%, 1.90%, and 0.90% of the Fund’s Class A, Class T, Class C and Class I shares, respectively. The Advisor is permitted to recoup advisory fees waived and expenses reimbursed by it or by the Fund’s predecessor advisor for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to any operating expense limits in effect at the time of the original waiver or expense reimbursement and at the time of recoupment or reimbursement.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years
Class A	$691	$1176	$1854	$3651
Class T	$493	$1038	$1777	$3721
Class C	$199	$861	$1718	$3933
Class I	$98	$562	$1233	$3028

Advisor: Victory Capital Management Inc. is the Fund’s investment adviser (the “Advisor”).

Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A or Class T shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Compass EMP Funds. More information about these and other discounts are available from your financial professional, in How to Purchase Shares on page 60 of the Fund's Prospectus and in Purchase and Redemption of Shares on page 55 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Compass EMP Emerging Market 500 Volatility Weighted Fund (USD $)	Class A	Class T	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	3.50%	none	none
Wire Redemption Fee (per wire redemption; deducted directly from account)	15.00	15.00	15.00	15.00

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Compass EMP Emerging Market 500 Volatility Weighted Fund		Class A	Class T	Class C	Class I
Management Fees		0.85%	0.85%	0.85%	0.85%
Distribution and Service (12b-1) Fees		0.25%	0.50%	1.00%	none
Other Expenses		2.07%	2.07%	2.07%	2.07%
Acquired Fund Fees and Expenses	[1]	0.06%	0.06%	0.06%	0.06%
Total Annual Fund Operating Expenses	[2]	3.23%	3.48%	3.98%	2.98%
Fee Waivers and Expense Reimbursement	[2][3]	(2.02%)	(2.02%)	(2.02%)	(2.02%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement	[2]	1.21%	1.46%	1.96%	0.96%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies and are estimated for the current fiscal year. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
[2]	Restated to reflect current contractual fees.
[3]	The Advisor has contractually agreed to waive its management fee and/or reimburse expenses through at least April 30, 2017 so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding Acquired Fund Fees and Expenses, and certain other items such as interest, taxes and brokerage commissions) do not exceed 1.51%, 1.76%, 2.26%, and 1.26% of the Fund's Class A, Class T, Class C and Class I shares, respectively. In addition, the Adviser has contractually agreed to waive its management fee and/or reimburse expenses an additional amount through at least April 30, 2016 so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding Acquired Fund Fees and Expenses, and certain other items such as interest, taxes and brokerage commissions) do not exceed 1.15%, 1.40%, 1.90%, and 0.90% of the Fund's Class A, Class T, Class C and Class I shares, respectively. The Advisor is permitted to recoup advisory fees waived and expenses reimbursed by it or by the Fund's predecessor advisor for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to any operating expense limits in effect at the time of the original waiver or expense reimbursement and at the time of recoupment or reimbursement.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example Compass EMP Emerging Market 500 Volatility Weighted Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	691	1,176	1,854	3,651
Class T	493	1,038	1,777	3,721
Class C	199	861	1,718	3,933
Class I	98	562	1,233	3,028

Compass EMP U.S. 500 Enhanced Volatility Weighted Fund
FUND SUMMARY—COMPASS EMP U.S. 500 ENHANCED VOLATILITY WEIGHTED FUND

Effective May 1, 2015, Victory Capital Management Inc. replaces Compass Efficient Model Portfolios, LLC as investment adviser to the Funds. The following supersedes any contrary information contained in the current Prospectus for each series and class of shares.

FUND SUMMARY—COMPASS EMP U.S. 500 ENHANCED VOLATILITY WEIGHTED FUND

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A or Class T shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Compass EMP Funds. More information about these and other discounts are available from your financial professional, in How to Purchase Shares on page 60 of the Fund's Prospectus and in Purchase and Redemption of Shares on page 55 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Class A	Class T	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	3.50%	None	None
Wire Redemption Fee (per wire redemption; deducted directly from account)	$15.00	$15.00	$15.00	$15.00
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.70%	0.70%	0.70%	0.70%
Distribution and Service (12b-1) Fees	0.25%	0.50%	1.00%	0.00%
Other Expenses	0.18%	0.18%	0.18%	0.18%
Total Annual Fund Operating Expenses(1)	1.13%	1.38%	1.88%	0.88%
Fee Waivers and Expense Reimbursement (1)(2)	(0.14)%	(0.14)%	(0.14)%	(0.14)%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement(1)	0.99%	1.24%	1.74%	0.74%
(1)	Restated to reflect current contractual fees.
(2)	The Advisor has contractually agreed to waive its management fee and/or reimburse expenses through at least April 30, 2017 so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding Acquired Fund Fees and Expenses, and certain other items such as interest, taxes and brokerage commissions) do not exceed 1.60%, 1.85%, 2.35%, and 1.35% of the Fund’s Class A, Class T, Class C and Class I shares, respectively. In addition, the Adviser has contractually agreed to waive its management fee and/or reimburse expenses an additional amount through at least April 30, 2016 so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding Acquired Fund Fees and Expenses, and certain other items such as interest, taxes and brokerage commissions) do not exceed 0.99%, 1.24%, 1.74%, and 0.74% of the Fund’s Class A, Class T, Class C and Class I shares, respectively. The Advisor is permitted to recoup advisory fees waived and expenses reimbursed by it or by the Fund’s predecessor advisor for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to any operating expense limits in effect at the time of the original waiver or expense reimbursement and at the time of recoupment or reimbursement.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years
Class A	$670	$900	$1149	$1859
Class T	$472	$758	$1066	$1938
Class C	$177	$577	$1003	$2190
Class I	$76	$267	$474	$1071

Advisor: Victory Capital Management Inc. is the Fund’s investment adviser (the “Advisor”).

Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A or Class T shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Compass EMP Funds. More information about these and other discounts are available from your financial professional, in How to Purchase Shares on page 60 of the Fund's Prospectus and in Purchase and Redemption of Shares on page 55 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Compass EMP U.S. 500 Enhanced Volatility Weighted Fund (USD $)	Class A	Class T	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	3.50%	none	none
Wire Redemption Fee (per wire redemption; deducted directly from account)	15.00	15.00	15.00	15.00

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Compass EMP U.S. 500 Enhanced Volatility Weighted Fund		Class A	Class T	Class C	Class I
Management Fees		0.70%	0.70%	0.70%	0.70%
Distribution and Service (12b-1) Fees		0.25%	0.50%	1.00%	none
Other Expenses		0.18%	0.18%	0.18%	0.18%
Total Annual Fund Operating Expenses	[1]	1.13%	1.38%	1.88%	0.88%
Fee Waivers and Expense Reimbursement	[1][2]	(0.14%)	(0.14%)	(0.14%)	(0.14%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement	[1]	0.99%	1.24%	1.74%	0.74%
[1]	Restated to reflect current contractual fees.
[2]	The Advisor has contractually agreed to waive its management fee and/or reimburse expenses through at least April 30, 2017 so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding Acquired Fund Fees and Expenses, and certain other items such as interest, taxes and brokerage commissions) do not exceed 1.60%, 1.85%, 2.35%, and 1.35% of the Fund's Class A, Class T, Class C and Class I shares, respectively. In addition, the Adviser has contractually agreed to waive its management fee and/or reimburse expenses an additional amount through at least April 30, 2016 so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding Acquired Fund Fees and Expenses, and certain other items such as interest, taxes and brokerage commissions) do not exceed 0.99%, 1.24%, 1.74%, and 0.74% of the Fund's Class A, Class T, Class C and Class I shares, respectively. The Advisor is permitted to recoup advisory fees waived and expenses reimbursed by it or by the Fund's predecessor advisor for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to any operating expense limits in effect at the time of the original waiver or expense reimbursement and at the time of recoupment or reimbursement.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example Compass EMP U.S. 500 Enhanced Volatility Weighted Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	670	900	1,149	1,859
Class T	472	758	1,066	1,938
Class C	177	577	1,003	2,190
Class I	76	267	474	1,071

Compass EMP International 500 Enhanced Volatility Weighted Fund
FUND SUMMARY—COMPASS EMP INTERNATIONAL 500 ENHANCED VOLATILITY WEIGHTED FUND

Effective May 1, 2015, Victory Capital Management Inc. replaces Compass Efficient Model Portfolios, LLC as investment adviser to the Funds. The following supersedes any contrary information contained in the current Prospectus for each series and class of shares.

FUND SUMMARY—COMPASS EMP INTERNATIONAL 500 ENHANCED VOLATILITY WEIGHTED FUND

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A or Class T shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Compass EMP Funds. More information about these and other discounts are available from your financial professional, in How to Purchase Shares on page 60 of the Fund's Prospectus and in Purchase and Redemption of Shares on page 55 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Class A	Class T	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	3.50%	None	None
Wire Redemption Fee (per wire redemption; deducted directly from account)	$15.00	$15.00	$15.00	$15.00
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.80%	0.80%	0.80%	0.80%
Distribution and Service (12b-1) Fees	0.25%	0.50%	1.00%	0.00%
Other Expenses	0.47%	0.47%	0.47%	0.47%
Acquired Fund Fees and Expenses (1)	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses(2)	1.53%	1.78%	2.28%	1.28%
Fee Waivers and Expense Reimbursement (2)(3)	(0.42)%	(0.42)%	(0.42)%	(0.42)%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement(2)	1.11%	1.36%	1.86%	0.86%
(1)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies and are estimated for the current fiscal year. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
(2)	Restated to reflect current contractual fees.
(3)	The Advisor has contractually agreed to waive its management fee and/or reimburse expenses through at least April 30, 2017 so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding Acquired Fund Fees and Expenses, and certain other items such as interest, taxes and brokerage commissions) do not exceed 1.66%, 1.91%, 2.41%, and 1.41% of the Fund’s Class A, Class T, Class C and Class I shares, respectively. In addition, the Adviser has contractually agreed to waive its management fee and/or reimburse expenses an additional amount through at least April 30, 2016 so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding Acquired Fund Fees and Expenses, and certain other items such as interest, taxes and brokerage commissions) do not exceed 1.10%, 1.35%, 1.85%, and 0.85% of the Fund’s Class A, Class T, Class C and Class I shares, respectively. The Advisor is permitted to recoup advisory fees waived and expenses reimbursed by it or by the Fund’s predecessor advisor for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to any operating expense limits in effect at the time of the original waiver or expense reimbursement and at the time of recoupment or reimbursement.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years
Class A	$682	$994	$1328	$2270
Class T	$484	$853	$1247	$2347
Class C	$189	$674	$1186	$2592
Class I	$88	$367	$666	$1519

Advisor: Victory Capital Management Inc. is the Fund’s investment adviser (the “Advisor”).

Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A or Class T shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Compass EMP Funds. More information about these and other discounts are available from your financial professional, in How to Purchase Shares on page 60 of the Fund's Prospectus and in Purchase and Redemption of Shares on page 55 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Compass EMP International 500 Enhanced Volatility Weighted Fund (USD $)	Class A	Class T	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	3.50%	none	none
Wire Redemption Fee (per wire redemption; deducted directly from account)	15.00	15.00	15.00	15.00

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Compass EMP International 500 Enhanced Volatility Weighted Fund		Class A	Class T	Class C	Class I
Management Fees		0.80%	0.80%	0.80%	0.80%
Distribution and Service (12b-1) Fees		0.25%	0.50%	1.00%	none
Other Expenses		0.47%	0.47%	0.47%	0.47%
Acquired Fund Fees and Expenses	[1]	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	[2]	1.53%	1.78%	2.28%	1.28%
Fee Waivers and Expense Reimbursement	[2][3]	(0.42%)	(0.42%)	(0.42%)	(0.42%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement	[2]	1.11%	1.36%	1.86%	0.86%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies and are estimated for the current fiscal year. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
[2]	Restated to reflect current contractual fees.
[3]	The Advisor has contractually agreed to waive its management fee and/or reimburse expenses through at least April 30, 2017 so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding Acquired Fund Fees and Expenses, and certain other items such as interest, taxes and brokerage commissions) do not exceed 1.66%, 1.91%, 2.41%, and 1.41% of the Fund's Class A, Class T, Class C and Class I shares, respectively. In addition, the Adviser has contractually agreed to waive its management fee and/or reimburse expenses an additional amount through at least April 30, 2016 so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding Acquired Fund Fees and Expenses, and certain other items such as interest, taxes and brokerage commissions) do not exceed 1.10%, 1.35%, 1.85%, and 0.85% of the Fund's Class A, Class T, Class C and Class I shares, respectively. The Advisor is permitted to recoup advisory fees waived and expenses reimbursed by it or by the Fund's predecessor advisor for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to any operating expense limits in effect at the time of the original waiver or expense reimbursement and at the time of recoupment or reimbursement.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example Compass EMP International 500 Enhanced Volatility Weighted Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	682	994	1,328	2,270
Class T	484	853	1,247	2,347
Class C	189	674	1,186	2,592
Class I	88	367	666	1,519

Compass EMP REC Enhanced Volatility Weighted Fund
FUND SUMMARY—COMPASS EMP REC ENHANCED VOLATILITY WEIGHTED FUND

Effective May 1, 2015, Victory Capital Management Inc. replaces Compass Efficient Model Portfolios, LLC as investment adviser to the Funds. The following supersedes any contrary information contained in the current Prospectus for each series and class of shares.

FUND SUMMARY—COMPASS EMP REC ENHANCED VOLATILITY WEIGHTED FUND

Fees and Expenses of the Fund: Footnote 2 to the Fee and Expense table is hereby replaced in its entirety with the following:

(2) The Advisor has contractually agreed to waive its management fee and/or reimburse expenses through at least April 30, 2017 so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding Acquired Fund Fees and Expenses, and certain other items such as interest, taxes and brokerage commissions) do not exceed 1.46%, 1.71%, 2.21%, and 1.21% of the Fund’s Class A, Class T, Class C, and Class I shares, respectively. The Advisor is permitted to recoup advisory fees waived and expenses reimbursed by it or by the Fund’s predecessor advisor for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to any operating expense limits in effect at the time of the original waiver or expense reimbursement and at the time of recoupment or reimbursement.

Compass EMP Commodity Strategies Volatility Weighted Fund
FUND SUMMARY—COMPASS EMP COMMODITY STRATEGIES VOLATILITY WEIGHTED FUND

Effective May 1, 2015, Victory Capital Management Inc. replaces Compass Efficient Model Portfolios, LLC as investment adviser to the Funds. The following supersedes any contrary information contained in the current Prospectus for each series and class of shares.

FUND SUMMARY—COMPASS EMP COMMODITY STRATEGIES VOLATILITY WEIGHTED FUND

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A or Class T shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Compass EMP Funds. More information about these and other discounts are available from your financial professional, in How to Purchase Shares on page 60 of the Fund's Prospectus and in Purchase and Redemption of Shares on page 55 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Class A	Class T	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	3.50%	None	None
Wire Redemption Fee (per wire redemption; deducted directly from account)	$15.00	$15.00	$15.00	$15.00
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.80%	0.80%	0.80%	0.80%
Distribution and Service (12b-1) Fees	0.25%	0.50%	1.00%	0.00%
Other Expenses	0.40%	0.40%	0.40%	0.40%
Acquired Fund Fees and Expenses (1)	0.03%	0.03%	0.03%	0.03%
Total Annual Fund Operating Expenses(2)	1.48%	1.73%	2.23%	1.23%
Fee Waivers and Expense Reimbursement (2)(3)	(0.35)%	(0.35)%	(0.35)%	(0.35)%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement(2)	1.13%	1.38%	1.88%	0.88%
(1)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies and are estimated for the current fiscal year. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
(2)	Restated to reflect current contractual fees.
(3)	The Advisor has contractually agreed to waive its management fee and/or reimburse expenses through at least April 30, 2017 so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding Acquired Fund Fees and Expenses, and certain other items such as interest, taxes and brokerage commissions) do not exceed 1.43%, 1.68%, 2.18%, and 1.18% of the Fund’s Class A, Class T, Class C and Class I shares, respectively. In addition, the Adviser has contractually agreed to waive its management fee and/or reimburse expenses an additional amount through at least April 30, 2016 so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding Acquired Fund Fees and Expenses, and certain other items such as interest, taxes and brokerage commissions) do not exceed 1.10%, 1.35%, 1.85%, and 0.85% of the Fund’s Class A, Class T, Class C and Class I shares, respectively. The Advisor is permitted to recoup advisory fees waived and expenses reimbursed by it or by the Fund’s predecessor advisor for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to any operating expense limits in effect at the time of the original waiver or expense reimbursement and at the time of recoupment or reimbursement.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years
Class A	$684	$985	$1312	$2237
Class T	$486	$844	$1231	$2315
Class C	$191	$655	$1170	$2560
Class I	$90	$357	$650	$1484

Advisor: Victory Capital Management Inc. is the Fund’s investment adviser (the “Advisor”).

Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A or Class T shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Compass EMP Funds. More information about these and other discounts are available from your financial professional, in How to Purchase Shares on page 60 of the Fund's Prospectus and in Purchase and Redemption of Shares on page 55 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Compass EMP Commodity Strategies Volatility Weighted Fund (USD $)	Class A	Class T	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	3.50%	none	none
Wire Redemption Fee (per wire redemption; deducted directly from account)	15.00	15.00	15.00	15.00

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Compass EMP Commodity Strategies Volatility Weighted Fund		Class A	Class T	Class C	Class I
Management Fees		0.80%	0.80%	0.80%	0.80%
Distribution and Service (12b-1) Fees		0.25%	0.50%	1.00%	none
Other Expenses		0.40%	0.40%	0.40%	0.40%
Acquired Fund Fees and Expenses	[1]	0.03%	0.03%	0.03%	0.03%
Total Annual Fund Operating Expenses	[2]	1.48%	1.73%	2.23%	1.23%
Fee Waivers and Expense Reimbursement	[2][3]	(0.35%)	(0.35%)	(0.35%)	(0.35%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement	[2]	1.13%	1.38%	1.88%	0.88%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies and are estimated for the current fiscal year. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
[2]	Restated to reflect current contractual fees.
[3]	The Advisor has contractually agreed to waive its management fee and/or reimburse expenses through at least April 30, 2017 so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding Acquired Fund Fees and Expenses, and certain other items such as interest, taxes and brokerage commissions) do not exceed 1.43%, 1.68%, 2.18%, and 1.18% of the Fund's Class A, Class T, Class C and Class I shares, respectively. In addition, the Adviser has contractually agreed to waive its management fee and/or reimburse expenses an additional amount through at least April 30, 2016 so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding Acquired Fund Fees and Expenses, and certain other items such as interest, taxes and brokerage commissions) do not exceed 1.10%, 1.35%, 1.85%, and 0.85% of the Fund's Class A, Class T, Class C and Class I shares, respectively. The Advisor is permitted to recoup advisory fees waived and expenses reimbursed by it or by the Fund's predecessor advisor for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to any operating expense limits in effect at the time of the original waiver or expense reimbursement and at the time of recoupment or reimbursement.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example Compass EMP Commodity Strategies Volatility Weighted Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	684	985	1,312	2,237
Class T	486	844	1,231	2,315
Class C	191	655	1,170	2,560
Class I	90	357	650	1,484

Compass EMP Commodity Strategies Enhanced Volatility Weighted Fund
FUND SUMMARY—COMPASS EMP COMMODITY STRATEGIES ENHANCED VOLATILITY WEIGHTED FUND

Effective May 1, 2015, Victory Capital Management Inc. replaces Compass Efficient Model Portfolios, LLC as investment adviser to the Funds. The following supersedes any contrary information contained in the current Prospectus for each series and class of shares.

FUND SUMMARY—
COMPASS EMP COMMODITY STRATEGIES ENHANCED VOLATILITY WEIGHTED FUND

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A or Class T shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Compass EMP Funds. More information about these and other discounts are available from your financial professional, in How to Purchase Shares on page 60 of the Fund's Prospectus and in Purchase and Redemption of Shares on page 55 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Class A	Class T	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	3.50%	None	None
Wire Redemption Fee (per wire redemption; deducted directly from account)	$15.00	$15.00	$15.00	$15.00
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.80%	0.80%	0.80%	0.80%
Distribution and Service (12b-1) Fees	0.25%	0.50%	1.00%	0.00%
Other Expenses	0.48%	0.48%	0.48%	0.48%
Acquired Fund Fees and Expenses (1)	0.06%	0.06%	0.06%	0.06%
Total Annual Fund Operating Expenses(2)	1.59%	1.84%	2.34%	1.34%
Fee Waivers and Expense Reimbursement (2)(3)	(0.43)%	(0.43)%	(0.43)%	(0.43)%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement(2)	1.16%	1.41%	1.91%	0.91%
(1)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies and are estimated for the current fiscal year. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
(2)	Restated to reflect current contractual fees.
(3)	The Advisor has contractually agreed to waive its management fee and/or reimburse expenses through at least April 30, 2017 so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding Acquired Fund Fees and Expenses, and certain other items such as interest, taxes and brokerage commissions) do not exceed 1.66%, 1.91%, 2.41%, and 1.41% of the Fund’s Class A, Class T, Class C and Class I shares, respectively. In addition, the Adviser has contractually agreed to waive its management fee and/or reimburse expenses an additional amount through at least April 30, 2016 so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding Acquired Fund Fees and Expenses, and certain other items such as interest, taxes and brokerage commissions) do not exceed 1.10%, 1.35%, 1.85%, and 0.85% of the Fund’s Class A, Class T, Class C and Class I shares, respectively. The Advisor is permitted to recoup advisory fees waived and expenses reimbursed by it or by the Fund’s predecessor advisor for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to any operating expense limits in effect at the time of the original waiver or expense reimbursement and at the time of recoupment or reimbursement.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years
Class A	$686	$1020	$1377	$2378
Class T	$489	$880	$1297	$2456
Class C	$194	$702	$1236	$2699
Class I	$93	$395	$719	$1637

Advisor: Victory Capital Management Inc. is the Fund’s investment adviser (the “Advisor”).

Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A or Class T shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Compass EMP Funds. More information about these and other discounts are available from your financial professional, in How to Purchase Shares on page 60 of the Fund's Prospectus and in Purchase and Redemption of Shares on page 55 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Compass EMP Commodity Strategies Enhanced Volatility Weighted Fund (USD $)	Class A	Class T	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	3.50%	none	none
Wire Redemption Fee (per wire redemption; deducted directly from account)	15.00	15.00	15.00	15.00

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Compass EMP Commodity Strategies Enhanced Volatility Weighted Fund		Class A	Class T	Class C	Class I
Management Fees		0.80%	0.80%	0.80%	0.80%
Distribution and Service (12b-1) Fees		0.25%	0.50%	1.00%	none
Other Expenses		0.48%	0.48%	0.48%	0.48%
Acquired Fund Fees and Expenses	[1]	0.06%	0.06%	0.06%	0.06%
Total Annual Fund Operating Expenses	[2]	1.59%	1.84%	2.34%	1.34%
Fee Waivers and Expense Reimbursement	[2][3]	(0.43%)	(0.43%)	(0.43%)	(0.43%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement	[2]	1.16%	1.41%	1.91%	0.91%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies and are estimated for the current fiscal year. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
[2]	Restated to reflect current contractual fees.
[3]	The Advisor has contractually agreed to waive its management fee and/or reimburse expenses through at least April 30, 2017 so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding Acquired Fund Fees and Expenses, and certain other items such as interest, taxes and brokerage commissions) do not exceed 1.66%, 1.91%, 2.41%, and 1.41% of the Fund's Class A, Class T, Class C and Class I shares, respectively. In addition, the Adviser has contractually agreed to waive its management fee and/or reimburse expenses an additional amount through at least April 30, 2016 so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding Acquired Fund Fees and Expenses, and certain other items such as interest, taxes and brokerage commissions) do not exceed 1.45%, 1.70%, 2.20%, and 1.20% of the Fund's Class A, Class T, Class C and Class I shares, respectively. The Advisor is permitted to recoup advisory fees waived and expenses reimbursed by it or by the Fund's predecessor advisor for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to any operating expense limits in effect at the time of the original waiver or expense reimbursement and at the time of recoupment or reimbursement.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example Compass EMP Commodity Strategies Enhanced Volatility Weighted Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	686	1,020	1,377	2,378
Class T	489	880	1,297	2,456
Class C	194	702	1,236	2,699
Class I	93	395	719	1,637

Compass EMP Long/Short Strategies Fund
FUND SUMMARY—COMPASS EMP MARKET NEUTRAL INCOME FUND

Effective May 1, 2015, Victory Capital Management Inc. replaces Compass Efficient Model Portfolios, LLC as investment adviser to the Funds. The following supersedes any contrary information contained in the current Prospectus for each series and class of shares.

FUND SUMMARY—COMPASS EMP LONG/SHORT STRATEGIES FUND

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A or Class T shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Compass EMP Funds. More information about these and other discounts are available from your financial professional, in How to Purchase Shares on page 60 of the Fund's Prospectus and in Purchase and Redemption of Shares on page 55 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Class A	Class T	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	3.50%	None	None
Wire Redemption Fee (per wire redemption; deducted directly from account)	$15.00	$15.00	$15.00	$15.00
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.15%	1.15%	1.15%	1.15%
Distribution and Service (12b-1) Fees	0.25%	0.50%	1.00%	0.00%
Other Expenses	0.26%	0.26%	0.26%	0.26%
Acquired Fund Fees and Expenses (1)	0.06%	0.06%	0.06%	0.06%
Total Annual Fund Operating Expenses(2)	1.72%	1.97%	2.47%	1.47%
Fee Waivers and Expense Reimbursement (2)(3)	(0.21)%	(0.21)%	(0.21)%	(0.21)%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement(2)	1.51%	1.76%	2.26%	1.26%
(1)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies and are estimated for the current fiscal year. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
(2)	Restated to reflect current contractual fees.
(3)	The Advisor has contractually agreed to waive its management fee and/or reimburse expenses through at least April 30, 2017 so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding Acquired Fund Fees and Expenses, and certain other items such as interest, taxes and brokerage commissions) do not exceed 1.66%, 1.91%, 2.41%, and 1.41% of the Fund’s Class A, Class T, Class C and Class I shares, respectively. In addition, the Adviser has contractually agreed to waive its management fee and/or reimburse expenses an additional amount through at least April 30, 2016 so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding Acquired Fund Fees and Expenses, and certain other items such as interest, taxes and brokerage commissions) do not exceed 1.45%, 1.70%, 2.20%, and 1.20% of the Fund’s Class A, Class T, Class C and Class I shares, respectively. The Advisor is permitted to recoup advisory fees waived and expenses reimbursed by it or by the Fund’s predecessor advisor for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to any operating expense limits in effect at the time of the original waiver or expense reimbursement and at the time of recoupment or reimbursement.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years
Class A	$720	$1082	$1484	$2605
Class T	$523	$943	$1405	$2682
Class C	$229	$766	$1346	$2920
Class I	$128	$461	$835	$1885

Advisor: Victory Capital Management Inc. is the Fund’s investment adviser (the “Advisor”).

Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A or Class T shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Compass EMP Funds. More information about these and other discounts are available from your financial professional, in How to Purchase Shares on page 60 of the Fund's Prospectus and in Purchase and Redemption of Shares on page 55 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Compass EMP Long/Short Strategies Fund (USD $)	Class A	Class T	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	3.50%	none	none
Wire Redemption Fee (per wire redemption; deducted directly from account)	15.00	15.00	15.00	15.00

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Compass EMP Long/Short Strategies Fund		Class A	Class T	Class C	Class I
Management Fees		1.15%	1.15%	1.15%	1.15%
Distribution and Service (12b-1) Fees		0.25%	0.50%	1.00%	none
Other Expenses		0.26%	0.26%	0.26%	0.26%
Acquired Fund Fees and Expenses	[1]	0.06%	0.06%	0.06%	0.06%
Total Annual Fund Operating Expenses	[2]	1.72%	1.97%	2.47%	1.47%
Fee Waivers and Expense Reimbursement	[2][3]	(0.21%)	(0.21%)	(0.21%)	(0.21%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement	[2]	1.51%	1.76%	2.26%	1.26%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies and are estimated for the current fiscal year. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
[2]	Restated to reflect current contractual fees.
[3]	The Advisor has contractually agreed to waive its management fee and/or reimburse expenses through at least April 30, 2017 so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding Acquired Fund Fees and Expenses, and certain other items such as interest, taxes and brokerage commissions) do not exceed 1.66%, 1.91%, 2.41%, and 1.41% of the Fund's Class A, Class T, Class C and Class I shares, respectively. In addition, the Adviser has contractually agreed to waive its management fee and/or reimburse expenses an additional amount through at least April 30, 2016 so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding Acquired Fund Fees and Expenses, and certain other items such as interest, taxes and brokerage commissions) do not exceed 1.45%, 1.70%, 2.20%, and 1.20% of the Fund's Class A, Class T, Class C and Class I shares, respectively. The Advisor is permitted to recoup advisory fees waived and expenses reimbursed by it or by the Fund's predecessor advisor for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to any operating expense limits in effect at the time of the original waiver or expense reimbursement and at the time of recoupment or reimbursement.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example Compass EMP Long/Short Strategies Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	720	1,082	1,484	2,605
Class T	523	943	1,405	2,682
Class C	229	766	1,346	2,920
Class I	128	461	835	1,885

Compass EMP Market Neutral Income Fund
FUND SUMMARY—COMPASS EMP MARKET NEUTRAL INCOME FUND

Effective May 1, 2015, Victory Capital Management Inc. replaces Compass Efficient Model Portfolios, LLC as investment adviser to the Funds. The following supersedes any contrary information contained in the current Prospectus for each series and class of shares.

FUND SUMMARY—COMPASS EMP MARKET NEUTRAL INCOME FUND

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A or Class T shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Compass EMP Funds. More information about these and other discounts are available from your financial professional, in How to Purchase Shares on page 60 of the Fund's Prospectus and in Purchase and Redemption of Shares on page 55 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Class A	Class T	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	3.50%	None	None
Wire Redemption Fee (per wire redemption; deducted directly from account)	$15.00	$15.00	$15.00	$15.00
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.60%	0.60%	0.60%	0.60%
Distribution and Service (12b-1) Fees	0.25%	0.50%	1.00%	0.00%
Other Expenses	0.25%	0.25%	0.25%	0.25%
Acquired Fund Fees and Expenses (1)	0.05%	0.05%	0.05%	0.05%
Total Annual Fund Operating Expenses(2)	1.15%	1.40%	1.90%	0.90%
Fee Waivers and Expense Reimbursement (2)(3)	(0.20)%	(0.20)%	(0.20)%	(0.20)%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement(2)	0.95%	1.20%	1.70%	0.70%
(1)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies and are estimated for the current fiscal year. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
(2)	Restated to reflect current contractual fees.
(3)	The Advisor has contractually agreed to waive its management fee and/or reimburse expenses through at least April 30, 2017 so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding Acquired Fund Fees and Expenses, and certain other items such as interest, taxes and brokerage commissions) do not exceed 1.25%, 1.50%, 2.00%, and 1.00% of the Fund’s Class A, Class T, Class C and Class I shares, respectively. In addition, the Adviser has contractually agreed to waive its management fee and/or reimburse expenses an additional amount through at least April 30, 2016 so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding Acquired Fund Fees and Expenses, and certain other items such as interest, taxes and brokerage commissions) do not exceed 0.90%, 1.15%, 1.65%, and 0.65% of the Fund’s Class A, Class T, Class C and Class I shares, respectively. The Advisor is permitted to recoup advisory fees waived and expenses reimbursed by it or by the Fund’s predecessor advisor for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to any operating expense limits in effect at the time of the original waiver or expense reimbursement and at the time of recoupment or reimbursement.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years
Class A	$666	$910	$1173	$1923
Class T	$468	$768	$1090	$2002
Class C	$173	$587	$1028	$2252
Class I	$71	$277	$500	$1141

Advisor: Victory Capital Management Inc. is the Fund’s investment adviser (the “Advisor”).

Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A or Class T shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Compass EMP Funds. More information about these and other discounts are available from your financial professional, in How to Purchase Shares on page 60 of the Fund's Prospectus and in Purchase and Redemption of Shares on page 55 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Compass EMP Market Neutral Income Fund (USD $)	Class A	Class T	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	3.50%	none	none
Wire Redemption Fee (per wire redemption; deducted directly from account)	15.00	15.00	15.00	15.00

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Compass EMP Market Neutral Income Fund		Class A	Class T	Class C	Class I
Management Fees		0.60%	0.60%	0.60%	0.60%
Distribution and Service (12b-1) Fees		0.25%	0.50%	1.00%	none
Other Expenses		0.25%	0.25%	0.25%	0.25%
Acquired Fund Fees and Expenses	[1]	0.05%	0.05%	0.05%	0.05%
Total Annual Fund Operating Expenses	[2]	1.15%	1.40%	1.90%	0.90%
Fee Waivers and Expense Reimbursement	[2][3]	(0.20%)	(0.20%)	(0.20%)	(0.20%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement	[2]	0.95%	1.20%	1.70%	0.70%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies and are estimated for the current fiscal year. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
[2]	Restated to reflect current contractual fees.
[3]	The Advisor has contractually agreed to waive its management fee and/or reimburse expenses through at least April 30, 2017 so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding Acquired Fund Fees and Expenses, and certain other items such as interest, taxes and brokerage commissions) do not exceed 1.25%, 1.50%, 2.00%, and 1.00% of the Fund's Class A, Class T, Class C and Class I shares, respectively. In addition, the Adviser has contractually agreed to waive its management fee and/or reimburse expenses an additional amount through at least April 30, 2016 so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding Acquired Fund Fees and Expenses, and certain other items such as interest, taxes and brokerage commissions) do not exceed 0.90%, 1.15%, 1.65%, and 0.65% of the Fund's Class A, Class T, Class C and Class I shares, respectively. The Advisor is permitted to recoup advisory fees waived and expenses reimbursed by it or by the Fund's predecessor advisor for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to any operating expense limits in effect at the time of the original waiver or expense reimbursement and at the time of recoupment or reimbursement.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example Compass EMP Market Neutral Income Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	666	910	1,173	1,923
Class T	468	768	1,090	2,002
Class C	173	587	1,028	2,252
Class I	71	277	500	1,141

Compass EMP Enhanced Fixed Income Fund
FUND SUMMARY—COMPASS EMP ENHANCED FIXED INCOME FUND

Effective May 1, 2015, Victory Capital Management Inc. replaces Compass Efficient Model Portfolios, LLC as investment adviser to the Funds. The following supersedes any contrary information contained in the current Prospectus for each series and class of shares.

FUND SUMMARY—COMPASS EMP ENHANCED FIXED INCOME FUND

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A or Class T shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Compass EMP Funds. More information about these and other discounts are available from your financial professional, in How to Purchase Shares on page 60 of the Fund's Prospectus and in Purchase and Redemption of Shares on page 55 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Class A	Class T	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	3.50%	None	None
Wire Redemption Fee (per wire redemption; deducted directly from account)	$15.00	$15.00	$15.00	$15.00
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.40%	0.40%	0.40%	0.40%
Distribution and Service (12b-1) Fees	0.25%	0.50%	1.00%	0.00%
Other Expenses	0.19%	0.19%	0.19%	0.19%
Acquired Fund Fees and Expenses (1)	0.03%	0.03%	0.03%	0.03%
Total Annual Fund Operating Expenses(2)	0.87%	1.12%	1.62%	0.62%
Fee Waivers and Expense Reimbursement (2)(3)	(0.13)%	(0.13)%	(0.13)%	(0.13)%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement(2)	0.74%	0.99%	1.49%	0.49%
(1)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies and are estimated for the current fiscal year. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
(2)	Restated to reflect current contractual fees.
(3)	The Advisor has contractually agreed to waive its management fee and/or reimburse expenses through at least April 30, 2017 so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding Acquired Fund Fees and Expenses, and certain other items such as interest, taxes and brokerage commissions) do not exceed 0.88%, 1.13%, 1.63%, and 0.63% of the Fund’s Class A, Class T, Class C and Class I shares, respectively. In addition, the Adviser has contractually agreed to waive its management fee and/or reimburse expenses an additional amount through at least April 30, 2016 so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding Acquired Fund Fees and Expenses, and certain other items such as interest, taxes and brokerage commissions) do not exceed 0.71%, 0.96%, 1.46%, and 0.46% of the Fund’s Class A, Class T, Class C and Class I shares, respectively. The Advisor is permitted to recoup advisory fees waived and expenses reimbursed by it or by the Fund’s predecessor advisor for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to any operating expense limits in effect at the time of the original waiver or expense reimbursement and at the time of recoupment or reimbursement.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years
Class A	$646	$831	$1031	$1607
Class T	$448	$688	$947	$1687
Class C	$152	$505	$883	$1943
Class I	$50	$192	$347	$797

Advisor: Victory Capital Management Inc. is the Fund’s investment adviser (the “Advisor”).

Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A or Class T shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Compass EMP Funds. More information about these and other discounts are available from your financial professional, in How to Purchase Shares on page 60 of the Fund's Prospectus and in Purchase and Redemption of Shares on page 55 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Compass EMP Enhanced Fixed Income Fund (USD $)	Class A	Class T	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	3.50%	none	none
Wire Redemption Fee (per wire redemption; deducted directly from account)	15.00	15.00	15.00	15.00

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Compass EMP Enhanced Fixed Income Fund		Class A	Class T	Class C	Class I
Management Fees		0.40%	0.40%	0.40%	0.40%
Distribution and Service (12b-1) Fees		0.25%	0.50%	1.00%	none
Other Expenses		0.19%	0.19%	0.19%	0.19%
Acquired Fund Fees and Expenses	[1]	0.03%	0.03%	0.03%	0.03%
Total Annual Fund Operating Expenses	[2]	0.87%	1.12%	1.62%	0.62%
Fee Waivers and Expense Reimbursement	[2][3]	(0.13%)	(0.13%)	(0.13%)	(0.13%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement	[2]	0.74%	0.99%	1.49%	0.49%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies and are estimated for the current fiscal year. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
[2]	Restated to reflect current contractual fees.
[3]	The Advisor has contractually agreed to waive its management fee and/or reimburse expenses through at least April 30, 2017 so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding Acquired Fund Fees and Expenses, and certain other items such as interest, taxes and brokerage commissions) do not exceed 0.88%, 1.13%, 1.63%, and 0.63% of the Fund's Class A, Class T, Class C and Class I shares, respectively. In addition, the Adviser has contractually agreed to waive its management fee and/or reimburse expenses an additional amount through at least April 30, 2016 so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding Acquired Fund Fees and Expenses, and certain other items such as interest, taxes and brokerage commissions) do not exceed 0.71%, 0.96%, 1.46%, and 0.46% of the Fund's Class A, Class T, Class C and Class I shares, respectively. The Advisor is permitted to recoup advisory fees waived and expenses reimbursed by it or by the Fund's predecessor advisor for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to any operating expense limits in effect at the time of the original waiver or expense reimbursement and at the time of recoupment or reimbursement.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example Compass EMP Enhanced Fixed Income Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	646	831	1,031	1,607
Class T	448	688	947	1,687
Class C	152	505	883	1,943
Class I	50	192	347	797

Compass EMP Ultra Short-Term Fixed Income Fund
FUND SUMMARY—COMPASS EMP ULTRA SHORT-TERM FIXED INCOME FUND

Effective May 1, 2015, Victory Capital Management Inc. replaces Compass Efficient Model Portfolios, LLC as investment adviser to the Funds. The following supersedes any contrary information contained in the current Prospectus for each series and class of shares.

FUND SUMMARY—COMPASS EMP ULTRA SHORT-TERM FIXED INCOME FUND

Fees and Expenses of the Fund: Footnote 2 to the Fee and Expense table is hereby replaced in its entirety with the following:

(2) The Advisor has contractually agreed to waive its management fee and/or reimburse expenses through at least April 30, 2017 so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding Acquired Fund Fees and Expenses, and certain other items such as interest, taxes and brokerage commissions) do not exceed 0.71% and 0.46% of the Fund’s Class A and Class I shares, respectively. The Advisor is permitted to recoup advisory fees waived and expenses reimbursed by it or by the Fund’s predecessor advisor for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to any operating expense limits in effect at the time of the original waiver or expense reimbursement and at the time of recoupment or reimbursement.